Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2016
FAIR VALUE MEASUREMENT [Abstract]
Schedule of financial instruments measured at fair value by level within the fair value hierarchy
		As of June 30,
Items	Fair value hierarchy	2015	2016
		RMB	RMB
Cash equivalent	Significant Other Observable Inputs (Level 2)	-	66,318
Restricted cash—current	Significant Other Observable Inputs (Level 2)	6,103	-
Time deposits and restricted time deposits—current	Significant Other Observable Inputs (Level 2)	324,553	563,741
Restricted time deposits—non-current	Significant Other Observable Inputs (Level 2)	210,471	-
Total:		541,127	630,059